Stockholders Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Deficit
Schedule of allocation of stock-based compensation expense

Stock-based compensation expense was allocated as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Cost of goods sold	$12	$29	$69	$104
Research and development	94	90	261	284
Selling and marketing	10	40	73	120
General and administrative	323	377	1,015	1,461
Total	$439	$536	$1,418	$1,969

	Year Ended
	December 31,
	2022	2021	2020
Cost of goods sold	$133	$271	$14
Research and development	372	490	651
Selling and marketing	155	148	108
General and administrative	1,833	2,429	2,045
Total	$2,493	$3,338	$2,818